Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares	Additional paid in capital	Currency translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 2,107	$ 133,796	$ 1,101	$ (51,965)	$ 85,039
Balance (in Shares) at Dec. 31, 2021	18,331,507
Restricted stock units vested	$ 4	(4)
Restricted stock units vested (in Shares)	34,295
Exercise of options	$ 1	49			50
Exercise of options (in Shares)	7,625
Stock based compensation		788			788
Net loss				(8,225)	(8,225)
Balance at Mar. 31, 2022	$ 2,112	134,629	1,101	(60,190)	77,652
Balance (in Shares) at Mar. 31, 2022	18,373,427
Balance at Dec. 31, 2021	$ 2,107	133,796	1,101	(51,965)	85,039
Balance (in Shares) at Dec. 31, 2021	18,331,507
Net loss					(18,138)
Balance at Jun. 30, 2022	$ 2,113	135,375	1,101	(70,103)	68,486
Balance (in Shares) at Jun. 30, 2022	18,381,052
Balance at Mar. 31, 2022	$ 2,112	134,629	1,101	(60,190)	77,652
Balance (in Shares) at Mar. 31, 2022	18,373,427
Exercise of options	$ 1	49			50
Exercise of options (in Shares)	7,625
Stock based compensation		697			697
Net loss				(9,913)	(9,913)
Balance at Jun. 30, 2022	$ 2,113	135,375	1,101	(70,103)	68,486
Balance (in Shares) at Jun. 30, 2022	18,381,052
Balance at Dec. 31, 2022	$ 2,117	136,648	1,101	(83,025)	56,841
Balance (in Shares) at Dec. 31, 2022	18,421,852
Restricted stock units vested	$ 3	(3)
Restricted stock units vested (in Shares)	34,295
Issuance of shares for cash consideration	$ 13	305			318
Issuance of shares for cash consideration (in Shares)	110,115
Stock based compensation		633			633
Net loss				(7,218)	(7,218)
Balance at Mar. 31, 2023	$ 2,133	137,583	1,101	(90,243)	50,574
Balance (in Shares) at Mar. 31, 2023	18,566,262
Balance at Dec. 31, 2022	$ 2,117	136,648	1,101	(83,025)	56,841
Balance (in Shares) at Dec. 31, 2022	18,421,852
Net loss					(14,010)
Balance at Jun. 30, 2023	$ 2,136	138,133	1,101	(97,035)	44,335
Balance (in Shares) at Jun. 30, 2023	18,589,139
Balance at Mar. 31, 2023	$ 2,133	137,583	1,101	(90,243)	50,574
Balance (in Shares) at Mar. 31, 2023	18,566,262
Restricted stock units vested	$ 1	(1)
Restricted stock units vested (in Shares)	8,821
Exercise of options
Exercise of options (in Shares)
Issuance of shares for cash consideration	$ 2	40			42
Issuance of shares for cash consideration (in Shares)	14,056
Stock based compensation		511			511
Net loss				(6,792)	(6,792)
Balance at Jun. 30, 2023	$ 2,136	$ 138,133	$ 1,101	$ (97,035)	$ 44,335
Balance (in Shares) at Jun. 30, 2023	18,589,139